TAXES ON INCOME (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Taxes on Income [Line Items]
Tax rate		24.00%	25.00%	26.50%
Effective tax rate		(10.50%)	14.80%	18.00%
Income tax expense	$ 19,200	$ (13,631)	$ 21,412	$ 30,832
Income taxes paid	$ 32,000	33,029	28,396	$ 53,646
Tax loss carry-forwards		335,360
Tax loss carry-forwards that have no expiration date		$ 69,053
Operating loss carry-forwards expiration date		Dec. 31, 2037
Accrued interest related to income tax uncertainties		$ 1,262	$ 206
Deferred tax benefit		$ 31,000
New Federal corporate tax rate for periods beginning on or after January 1, 2018		21.00%
Minimum [Member] | Other Income Tax Authority [Member]
Taxes on Income [Line Items]
Year subject to audit		2012
Maximum [Member] | Other Income Tax Authority [Member]
Taxes on Income [Line Items]
Year subject to audit		2016
Tax Year 2010 [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Settlement of tax year under examination		2011
Earliest Tax Year [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2018
Latest Tax Year [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2037
Tax Year 2013 [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2013
Settlement of tax year under examination		2016
Tax Year 2015 [Member] | Israel Tax Authority [Member]
Taxes on Income [Line Items]
Year under examination		2015
United Kingdom [Member]
Taxes on Income [Line Items]
Tax rate		19.00%
United States [Member]
Taxes on Income [Line Items]
Tax rate		39.00%
United States [Member] | Minimum [Member] | U.S. Federal [Member]
Taxes on Income [Line Items]
Year subject to audit		2014
United States [Member] | U.S. Federal [Member] | Maximum [Member]
Taxes on Income [Line Items]
Year subject to audit		2015
Encouragement of Industry [Member]
Taxes on Income [Line Items]
Number of annual installments for dedcution of public offering expenses | Integer		3
Amortization period of purchased know-how and patents		8 years
Non-Israeli Subsidiaries [Member]
Taxes on Income [Line Items]
Undistributed earnings		$ 349,888
Unrecognized deferred tax liability		$ 64,144
From 2015 through 2016 [Member] | The election [Member]
Taxes on Income [Line Items]
Tax rate		16.00%
2017 and thereafter [Member] | The election [Member]
Taxes on Income [Line Items]
Tax rate		12.00%
2017 [Member] | Income not eligible for Preferred Enterprise benefits [Member]
Taxes on Income [Line Items]
Tax rate			24.00%
2018 and thereafter [Member] | Income not eligible for Preferred Enterprise benefits [Member]
Taxes on Income [Line Items]
Tax rate		23.00%
2012 [Member]
Taxes on Income [Line Items]
Tax rate		20.00%